Investment Risks - Simplify Brookwood Global Macro ETF	Sep. 28, 2026
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Principal Investment Risks: As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and price of shares and performance. The following describes the risks the Fund bears with respect to its model portfolio-linked investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Active Management Risk [Member]
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Risk [Text Block]	Active Management Risk. The Fund is subject to the risk that the global macro investment strategy of the Sub-Adviser may not produce the intended results and may negatively impact Fund performance.
Equity Securities Risk [Member]
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Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in a model portfolio indirectly held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

○	Large Capitalization Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

○	Small and Medium Capitalization Risk. The earnings and prospects of small and medium-sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Market And Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Limited History Risk [Member]
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Risk [Text Block]	Limited History Risk. The Fund is a new ETF and has a limited history of operations for investors to evaluate.
Nondiversified Fund Risk [Member]
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Non-Diversified Fund Risk. Because the Fund is non-diversified and may invest a greater portion of its assets linked to fewer issuers than a diversified fund, changes in the market value of a single portfolio asset could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.

Futures Risk [Member]
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Futures Risk. The use of futures in a model portfolio involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index or asset.

Swaps Risk [Member]
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Swaps Risk. Leverage inherent in swaps will tend to magnify the Fund’s losses if the reference asset or assets declines in price. These contracts involve exposure to credit risk because contract performance depends, in part, on the financial condition of the counterparty. If the creditworthiness of the counterparty declines, the Fund may not receive payments owed under the contract, or such payments may be delayed and the value of agreements with the counterparty can be expected to decline, potentially resulting in losses to the Fund.

Foreign Investment Risk [Member]
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Foreign Investment Risk. The Fund may use model portfolios based on securities domiciled in countries outside the U.S. that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies or government entities. These companies and governmental entities may be subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards than those of U.S. markets.

Emerging Markets Risk [Member]
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Emerging Markets Risk. Investing in model portfolios based on emerging market securities subjects the Fund not only the risks described above with respect to investing in foreign securities generally, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for derivative contracts in emerging market currencies and securities typically is smaller, which may result in a lack of liquidity and price volatility.

Foreign Currency Risk [Member]
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Foreign Currency Risk. The Fund may invest in model portfolios that hold investments that provide exposure to non-U.S. currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and your investment in the Fund may experience losses.

Debt Securities Risk [Member]
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Debt Securities Risk. When the Fund invests model portfolios that hold debt securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities or duration will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

○	These risks are heightened for lower credit quality issuers, commonly known as “junk bond” issuers.

○	Privately offered debt instruments are also subject to liquidity risk.

○	There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Short Position Risk [Member]
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Short Position Risk. If a security sold short or other instrument increases in price, the seller may have to cover its short position at a higher price than the short sale price, resulting in a loss. Because losses on short sales arise from increases in the value of the security or other instrument sold short, such losses are theoretically unlimited.

Sector Risk [Member]
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Sector Risk. Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Sub-Adviser invests a significant portion in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. The sectors in which the Fund may be overweighted will vary, such as energy, metals, agriculture, real estate, mining, and utilities.

●	Energy Risk. Energy prices may be adversely affected by fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions.

●	Metals Risk. Precious and industrial metals prices may be susceptible to financial, economic, political or market events, as well as government regulation, impacting the production costs of these metals. Precious metal prices may become volatile when they serve as a substitute for currencies.

●	Agriculture Risk. Investing in the agriculture commodities markets may subject the Fund to greater volatility than investments in traditional securities. Agriculture prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●	Real Estate Risk. A real estate investment’s performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Real estate values rise and fall in response to a variety of factors, including local and regional and national economic conditions, interest rates and tax considerations.

●	Mining Risk. The exploration and development of mineral and metal deposits involve significant financial risks over a significant period of time, which even a combination of careful evaluation, experience and knowledge may not eliminate. Few properties which are explored are ultimately developed into producing mines. Major expenditures may be required to establish reserves by drilling and to construct mining and processing facilities at a site.

●	Utility Risk. The utilities sector is generally subject to significant environmental and government regulation and oversight and other regulations. The utilities sector also faces risks related to natural disasters, cyber and other attacks, energy price volatility and increased competition. New burdensome regulations may erode utility sector earnings and depress security values.

Affiliated Money Market Etf Conflict Of Interest Risk [Member]
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Affiliated Money Market ETF Conflict of Interest Risk. Because the Fund may invest in an affiliated money market ETF, the Adviser is subject to conflicts of interest in the allocation of the Fund’s assets to the affiliated ETF. The Adviser will receive more revenue to the extent the Fund invests in an affiliated money market ETF rather than an unaffiliated ETF for inclusion in the Fund’s portfolio.

Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

Early Closetrading Halt Risk [Member]
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Etf Structure Risk [Member]
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ETF Structure Risk. The Fund is structured as an ETF. As a result, the Fund is subject to the special risks, including:

●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at net asset value (“NAV”) and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

●	Trading Issues. Trading in Shares on NYSE Arca, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange which may result in the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the Shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

○	In times of market stress, market makers may step away from their role market making in the Shares and in executing trades, which can lead to differences between the market value of the Shares and the Fund’s NAV.

○	The market price of the Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for the Shares or in the closing price.

○	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the Fund’s NAV.

●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

Risk Lose Money [Member]
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Risk [Text Block]	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Member]
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Risk [Text Block]	Because the Fund is non-diversified and may invest a greater portion of its assets linked to fewer issuers than a diversified fund, changes in the market value of a single portfolio asset could cause greater fluctuations in the Fund’s share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a single portfolio holding or a relatively small number of portfolio holdings to have a greater impact on the Fund’s performance.